Income tax (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Components of Current Tax Expense Income and Adjustments for Current Tax of Prior Periods

All figures in £ millions	Notes	2018	2017	2016
Current tax
Credit/(charge) in respect of current year		92	(121)	(66)
Adjustments in respect of prior years		34	(2)	27

Total current tax credit/(charge)		126	(123)	(39)

Deferred tax
In respect of temporary differences		(6)	96	277
Other adjustments in respect of prior years		(28)	14	(16)

Total deferred tax (charge)/credit	13	(34)	110	261

Total tax credit/(charge)		92	(13)	222

Summary of Profit Before Tax Differences Calculated

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the UK tax rate as follows.

All figures in £ millions	2018	2017	2016
Profit before tax	498	421	(2,557)
Tax calculated at UK rate (2018: 19%, 2017: 19.25%, 2016: 20%)	(94)	(81)	511
Effect of overseas tax rates	(28)	15	424
Joint venture and associate income reported net of tax	8	15	19
Intangible impairment not subject to tax	—	—	(722)
Intra-group financing benefit	25	26	34
Movement in provisions for tax uncertainties	111	49	(37)
Impact of US tax reform	—	(1)	—
Net expense not subject to tax	(29)	(39)	(8)
Benefit from change in US tax accounting treatment	25	—	—
Gains and losses on sale of businesses not subject to tax	77	8	15
Utilisation of previously unrecognised tax losses and credits	—	(1)	—
Unrecognised tax losses	(9)	(16)	(25)
Adjustments in respect of prior years	6	12	11

Total tax credit/(charge)	92	(13)	222

UK	37	(36)	46
Overseas	55	23	176

Total tax credit/(charge)	92	(13)	222

Tax rate reflected in earnings	(18.5)%	3.1%	8.7%

Summary of Tax Benefit/(Charge) Recognised in Other Comprehensive Income

The tax benefit/(charge) recognised in other comprehensive income is as follows:

All figures in £ millions	2018	2017	2016
Net exchange differences on translation of foreign operations	(4)	9	(5)
Fair value gain on other financial assets	—	(4)	—
Remeasurement of retirement benefit obligations	9	(42)	58

	5	(37)	53